Related Parties Related Parties - Maximum Loss Exposure (Details) - Equity Method Investee [Member] $ in Millions	Jul. 01, 2016 USD ($)
Related Party Transaction [Line Items]
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	$ 2,356
Guarantor Obligations, Maximum Exposure, Undiscounted	1,151
Prepayments To Related Parties Other	34
Notes Receivable [Member]
Related Party Transaction [Line Items]
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	563
Equity Method Investments [Member]
Related Party Transaction [Line Items]
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	$ 608